December 6, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
Invesco Exchange Fund
Invesco Management Trust
Invesco Securities Trust
Short-Term Investments Trust
(collectively, the "Trusts")
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Joint Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to shareholders of the Trusts in connection with a meeting of shareholders that is scheduled to be held on March 9, 2017.

Please direct questions or comments relating to this filing to me at (713) 214-7888.

Very truly yours,

/s/Peter A. Davidson
Peter A. Davidson